INCOME TAXES	12 Months Ended
Aug. 31, 2011
Income Taxes
Income Tax Disclosure [Text Block]

NOTE 6. INCOME TAXES

                                                        As of August 31,

                                                         2010       2010

                                                        ------     ------

     Deferred tax assets:

       Net operating tax carryforwards                $ 24,845   $ 13,027

       Other                                                 0          0

                                                        ------     ------

       Gross deferred tax assets                        24,845     13,027

       Valuation allowance                             (24,845)   (13,027)

                                                        ------     ------

       Net deferred tax assets                        $      0   $      0

                                                        ======     ======

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carryforwards are expected to be available to reduce taxable income. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance.